Average Annual Total Returns - Invesco Taxable Municipal Bond ETF	ETF Inception Date	ETF 1Year	ETF 5Years	ETF 10Years	ETF Return After Taxes on Distributions 1Year	ETF Return After Taxes on Distributions 5Years	ETF Return After Taxes on Distributions 10Years	ETF Return After Taxes on Distributions and Sale of Fund Shares 1Year	ETF Return After Taxes on Distributions and Sale of Fund Shares 5Years	ETF Return After Taxes on Distributions and Sale of Fund Shares 10Years	ICE BofA US Taxable Municipal Securities Plus Index (reflects no deduction for fees, expenses or taxes) 1Year		ICE BofA US Taxable Municipal Securities Plus Index (reflects no deduction for fees, expenses or taxes) 5Years		ICE BofA US Taxable Municipal Securities Plus Index (reflects no deduction for fees, expenses or taxes) 10Years	Blended—ICE BofA US Taxable Municipal Securities Plus (reflects no deduction for fees, expenses or taxes) 1Year		Blended—ICE BofA US Taxable Municipal Securities Plus (reflects no deduction for fees, expenses or taxes) 5Years		Blended—ICE BofA US Taxable Municipal Securities Plus (reflects no deduction for fees, expenses or taxes) 10Years		ICE BofA U.S. Corporate Master Index (reflects no deduction for fees, expenses or taxes) 1Year	ICE BofA U.S. Corporate Master Index (reflects no deduction for fees, expenses or taxes) 5Years	ICE BofA U.S. Corporate Master Index (reflects no deduction for fees, expenses or taxes) 10Years	Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes) 1Year	Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes) 5Years	Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes) 10Years
Total	Nov. 17, 2009	9.43%	6.90%	7.62%	8.08%	5.18%	5.70%	5.55%	4.54%	5.13%	10.24%	[1]	6.87%	[1]	[1]	10.24%	[2]	6.94%	[2]	7.92%	[2]	9.81%	6.71%	5.62%	7.51%	4.44%	3.84%

[1]	Performance information is not available for periods prior to the Underlying Index’s commencement date of December 1, 2015.
[2]	The Blended—ICE BofA US Taxable Municipal Securities Plus Index reflects the performance of the Fund’s prior underlying index, ICE BofA Build America Bond Index, for periods prior to May 31, 2017, and the Underlying Index thereafter.